Accrued Expenses And Other Payables - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Withholding individual income tax payable	$ 47,768 [1]	$ 47,652	[1]
Penalty payable	$ 46,668

[1]	Withholding individual income tax payable